Unaudited Condensed Consolidated Statements of Operations And Comprehensive Income (Loss) (Parentheticals) - $ / shares	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Diluted	$ (0.01)	$ 0.01
Diluted	24,383,383	24,000,000